SCHEDULE OF ESTIMATED FUTURE AMORTIZATION OF INTANGIBLE ASSETS (Details) - USD ($)	Jul. 31, 2023	Oct. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
2023	$ 122,947	$ 131,738
2024	93,559	122,947
2025	93,559	93,559
2026	$ 93,559	93,559
2027		93,559
Total		$ 535,362